Advanced Series Trust
 AST Academic Strategies Asset Allocation Portfolio

Supplement dated January 9, 2009 to Prospectus dated May 1, 2008

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The subadvisory arrangements with respect to First Quadrant, L.P. (First Quadrant) and AlphaSimplex Group, LLC (AlphaSimplex) became effective on November 24, 2008. The initial allocation of AST Academic Strategies Asset Allocation Portfolio assets to First Quadrant and AlphaSimplex took place on January 5, 2009.

ASTSUP17